Subsequent events (Details) - Mar. 02, 2023 - Subsequent Event [Member]	USD ($)	ILS (₪)	ILS (₪)
Mr. Gottlieb [Member]
Subsequent events (Details) [Line Items]
Total amount due	$ 317,371		₪ 1,020,347
Loan Facility Agreement [Member]
Subsequent events (Details) [Line Items]
Outstanding amount	$ 1,088,250	₪ 3,480,305.88